Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
HFRX Global Hedge Fund Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.14%	2.87%	3.08%
MSCI World Index TR (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.60%	12.65%	12.73%
Bloomberg Global Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.14%)	1.26%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.45%	5.16%	3.81%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.34%	3.68%	2.66%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.32%	3.37%	2.48%
Class D Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.20%	4.88%	3.50%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.47%	5.26%	3.89%